5. LOANS RECEIVABLE (Details) - USD ($) $ in Thousands	Jun. 30, 2015	Dec. 31, 2014
Receivables [Abstract]
Minimum financing payments receivable	$ 125,609	$ 20,018
Less: Allowance for doubtful accounts	(1,194)	(199)
Net minimum financing payments receivable	124,415	19,819
Less: unearned interest income	(3,228)	(714)
Loans receivable, net	$ 121,187	$ 19,105